ORDINARY SHARES - Summary of treasury stock transactions (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity, Class of Treasury Stock [Line Items]
Ordinary shares repurchased		413,214	10,656,794
Ordinary share
Equity, Class of Treasury Stock [Line Items]
Treasury shares used for issuance of ordinary shares for vesting of RSUs and exercise of stock options	1,258,737	2,252,047	3,722,394
ADS
Equity, Class of Treasury Stock [Line Items]
Ordinary shares repurchased		179,658	4,633,389